Debt (Details) - Schedule of the Knight Debenture - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Knight Debenture [Abstract]
Original Debenture		$ 3,000,000	$ 3,000,000
Unamortized debt discount		(279,061)	(779,164)
Debenture Prior to Accumulated Interest		2,720,939	2,220,836
Accumulated Interest		1,555,670	1,167,734
Debenture		$ 4,276,609	$ 3,388,570